Expense Example	Nov. 28, 2025 USD ($)
Leader Capital Short Term High Yield Bond Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 547
Expense Example, with Redemption, 3 Years	855
Expense Example, with Redemption, 5 Years	1,186
Expense Example, with Redemption, 10 Years	2,119
Leader Capital Short Term High Yield Bond Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	228
Expense Example, with Redemption, 3 Years	703
Expense Example, with Redemption, 5 Years	1,205
Expense Example, with Redemption, 10 Years	2,585
Leader Capital Short Term High Yield Bond Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	1,511
Leader Capital Short Term High Yield Bond Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	949
Expense Example, with Redemption, 10 Years	2,062
Leader Capital High Quality Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	530
Expense Example, with Redemption, 3 Years	805
Expense Example, with Redemption, 5 Years	1,100
Expense Example, with Redemption, 10 Years	1,937
Leader Capital High Quality Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	211
Expense Example, with Redemption, 3 Years	652
Expense Example, with Redemption, 5 Years	1,119
Expense Example, with Redemption, 10 Years	2,410
Leader Capital High Quality Income Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,746
Leader Capital High Quality Income Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	$ 1,317